Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,350,000,000	1,350,000,000	1,350,000,000
Common stock, shares issued	641,000	588,000	446,000
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	64,000,000	64,000,000	64,000,000
Preferred stock, shares issued	62,874,000	62,874,000	62,874,000
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	7,732,000	7,732,000	8,232,000
Series C Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	17,074,000	17,074,000	17,074,000
Series D Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	14,902,000	14,334,000	10,692,000